Stock-Based Compensation - Stock Options - Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Beginning balance (in shares)	23,547,558	23,226,338	26,924,858
Forfeitures (in shares)	(2,442,385)	(7,504,677)	(106,934)
Exercised (in shares)		(15,002)	(4,289,392)
Granted (in shares)	7,461,109	7,840,899	697,806
Ending balance (in shares)	28,566,282	23,547,558	23,226,338	26,924,858
Weighted Average Exercise Price
Beginning of period (in dollars per share)	$ 0.66	$ 0.56	$ 0.47
Forfeitures (in dollars per share)	0.93	0.59	1.23
Exercised (in dollars per share)		0.48	0.28
Granted (in dollars per share)	0.28	0.90	2.32
End of period (in dollars per share)	$ 0.54	$ 0.66	$ 0.56	$ 0.47
Additional Information
Weighted average remaining life	6 years 8 months 12 days	7 years 3 months 18 days	6 years 7 days	7 years
Options exercisable, outstanding (in shares)	20,545,749	14,459,948
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.42	$ 0.47
Options exercisable, weighted average remaining life	5 years 9 months 25 days	6 years 1 month 6 days